Income Taxes	12 Months Ended
Apr. 27, 2013
Income Taxes
10.	Income Taxes

The Company files a consolidated federal return with all subsidiaries owned 80% or more. Income tax provisions (benefits) for fiscal 2013, fiscal 2012 and fiscal 2011 are as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Current:
Federal	$18,270	8,574	(44,859)
State	2,594	3,929	(2,031)
Foreign	486	—	—

Total current	21,350	12,503	(46,890)

Deferred:
Federal	(93,684)	(28,504)	8,057
State	(25,209)	(9,066)	(6,443)

Total deferred	(118,893)	(37,570)	1,614

Total	$(97,543)	(25,067)	(45,276)

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	3.9	4.4	4.8
Changes to unrecognized tax benefits	(5.7)	(0.3)	(1.2)
Excess 162(m) limitation	(1.8)	(9.8)	—
Research Tax Credits	7.4	—	—
Other, net	(0.6)	(1.4)	1.1

Effective income tax rate	38.2%	27.9%	39.7%

The tax effects of temporary differences that give rise to significant components of the Company’s deferred tax assets and liabilities as of April 27, 2013 and April 28, 2012 are as follows:

	April 27, 2013	April 28, 2012
Deferred tax assets:
Current deferred tax assets:
Estimated accrued liabilities	$129,408	88,823
Inventory	82,785	19,674
Insurance liability	9,642	11,105
Valuation allowances – current	(4,926)	—

Total current deferred tax assets	216,909	119,602

Non-current deferred tax assets:
Loss and credit carryovers	59,493	75,817
Lease transactions	33,427	30,043
Pension	12,330	11,953
Stock-based compensation	8,740	9,946
Investments in equity securities	1,590	1,282
Other	1,817	—
Valuation allowances – non-current	(2,607)	—

Total non-current deferred tax assets	114,790	129,041

Total deferred tax assets	331,699	248,643

Deferred tax liabilities:
Current deferred tax liabilities:
Prepaid expenses	(7,015)	(7,827)

Total current deferred tax liabilities	(7,015)	(7,827)

Non-current deferred tax liabilities:
Goodwill and intangible asset amortization	(216,182)	(233,322)
Investment in Barnes & Noble.com	(79,034)	(69,025)
Depreciation	(50,790)	(63,216)
Other	—	(6,226)

Total non-current deferred tax liabilities	(346,006)	(371,789)

Total deferred tax liabilities	(353,021)	(379,616)

Net deferred tax liabilities	$(21,322)	(130,973)

Balance sheet caption reported in:
Prepaid expenses and other current assets	$209,893	111,775
Deferred tax liabilities	(231,215)	(242,748)

Net deferred tax liabilities	$(21,322)	(130,973)

At April 27, 2013, and based on its tax year ended January 2013, the Company had federal and state net operating loss carryforwards (NOLs) of approximately $67,000 that are available to offset taxable income beginning in the current period and that expire beginning in 2018 through 2022, the utilization of which is limited to approximately $6,700 on an annual basis. NOLs not used during a particular period may be carried forward to future years, though not beyond the expiration years. Additionally, the Company had approximately $132,000 of state NOLs that have no annual limitation and expire beginning in 2030 through 2031. The Company had net federal and state tax credits totaling $18,000, of which $11,000 has an indefinite life.

As of April 27, 2013, the Company had $31,460 of unrecognized tax benefits, all of which, if recognized, would affect the Company’s effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2013, fiscal 2012 and fiscal 2011 is as follows:

Balance at May 1, 2010	$15,268
Additions for tax positions of the current period	1,809
Additions for tax positions of prior periods	1,199
Reductions due to settlements	(508)
Other reductions for tax positions of prior periods	(1,053)

Balance at April 30, 2011	$16,715

Additions for tax positions of prior periods	993
Reductions due to settlements	(228)
Other reductions for tax positions of prior periods	(448)

Balance at April 28, 2012	$17,032

Additions for tax positions of the current period	3,189
Additions for tax positions of prior periods	16,931
Reductions due to settlements	(924)
Other reductions for tax positions of prior periods	(4,768)

Balance at April 27, 2013	$31,460

The Company’s continuing practice is to recognize interest and penalties related to income tax matters in income tax expense. As of April 27, 2013 and April 28, 2012, the Company had accrued $6,593 and $3,919, respectively, for net interest and penalties, which is included in the $31,460 and $17,032 of unrecognized tax benefits noted above. The change in the amount accrued for net interest and penalties includes $5,665 in additions for net interest and penalties recognized in income tax expense in the Company’s fiscal 2013 statement of operations.

As of April 27, 2013, the Company has not provided for deferred taxes on the excess of financial reporting over the tax basis of investments in certain foreign subsidiaries because we plan to reinvest such earnings indefinitely outside the United States. If these earnings were repatriated in the future, additional income and withholding tax expense would be incurred. Due to complexities in the laws of the foreign jurisdictions and the assumptions that would have to be made, it is not practicable to estimate the total amount of income taxes that would have to be provided on such earnings.

The Company is subject to U.S. federal income tax as well as income tax in jurisdictions of each state having an income tax. The tax years that remain subject to examination are primarily from fiscal 2007 and forward. Some earlier years remain open for a small minority of states.